Financial Instruments at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2022
Text block [Abstract]
Schedule of Financial Instruments at Fair Value Through Profit or Loss

The detail of the financial instruments at fair value through profit or loss is as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$
Chilean Central Bank and Government securities
Central Bank of Chile securities	160,751	50,743
Other Chilean Central Bank and Government securities	—	—
Other Chilean securities
Bonds	22,878	111
Notes	—	—
Other securities	—	—
Foreign financial securities
Bonds	186,925	232,083
Other securities	—	8,824
Investments in mutual funds
Funds managed by related entities	47,598	39,842
Funds managed by third parties	—	—
Financial assets not held for trading valued mandatorily at fair value through profit or loss
Loans originated and acquired by the entity at fair value	53,206	—
Other investments
Other financial instruments at FVTPL	925	1,121
Totals	472,283	332,724